PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost		$ 40,796,000	$ 38,237,000
Less: accumulated depreciation and amortization		11,088,000	8,963,000
Net		29,708,000	29,274,000
Depreciation and amortization expense		$ 2,215,000	1,941,000	$ 1,551,000
Useful life of long-term leasehold rights		98 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 23,613,000	19,488,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		10,605,000	10,472,000
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		3,613,000	3,536,000
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	951,000	951,000
Furniture, office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		1,837,000	1,272,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		161,000	161,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 16,000	27,000
Advances on account of acquisition of machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 2,330,000

[1]	* Land includes long-term leasehold rights in Israel with useful lives of 98 years.